Note 4 - Intangibles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	March 31, 2014	December 31, 2013
Patent	$192,543	$184,906
Less accumulated amortization	(52,349)	(51,389)
	$140, 194	$133,517

	December 31,
	2013	2012
Patent	$184,906	$146,538
Less accumulated amortization	(51,389)	(39,851)
	$133,517	$106,687